Segment Reporting - Elimination (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 USD ($) customer	Dec. 31, 2017 USD ($) customer
Revenue from External Customers
Revenue from external customers	$ 204,890,000	$ 214,109,000	$ 241,203,000
Number of customers accounted for more than 10% of revenue | customer	1	1	0
Intersegment elimination | PRC | Consumer Health
Revenue from External Customers
Revenue from external customers	$ 2,332,000	$ 0	$ 2,536,000